Investment Objectives and Goals - Breckinridge Municipal Bond Completion Fund	Apr. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Breckinridge Municipal Bond Completion Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Breckinridge Municipal Bond Completion Fund (the “Fund”) is to provide investors with a high level of current income that is exempt from federal income tax.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective.